Share capital - Movements in FFG shares (Details) - EUR (€) € in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share capital
Opening balance	€ 300,806	€ 290,826
Closing balance	€ 165,628	300,806	€ 290,826
Share premium
Share capital
Opening balance		€ 137,285	70,161
Closing balance			€ 137,285
Ordinary shares
Share capital
Opening balance issued and paid (in shares)		371,386	289,165
Opening balance		€ 339,259	€ 289,165
Ending balance issued and paid (in shares)			371,386
Closing balance			€ 339,259
Series B preferred shares | Share premium
Share capital
Opening balance		€ 143,739
Issue of equity			67,124
Closing balance			€ 143,739
Series B preferred shares | Ordinary shares
Share capital
Opening balance issued and paid (in shares)		389,955
Opening balance		€ 357,828
Increase (decrease) in number of shares outstanding		18,569	50,091
Issue of equity		€ 18,569	€ 50,091
Ending balance issued and paid (in shares)			389,955
Closing balance			€ 357,828
Series B preferred shares | Ordinary shares | Share premium
Share capital
Issue of equity		€ 6,454
Class B non-voting | Ordinary shares
Share capital
Increase (decrease) in number of shares outstanding			32,130
Issue of equity			€ 3
Conversion from FFG Shares to LGHL ordinary shares at 0.26926188 | LGHL ordinary shares
Share capital
Increase (decrease) in number of shares outstanding		105,000
Conversion from FFG Shares to LGHL ordinary shares at 0.26926188 | LGHL ordinary shares | Share premium
Share capital
Issue of equity		€ 143,739
Exchange of LGHL ordinary shares as part of Reverse Recapitalization | Share premium
Share capital
Issue of equity		€ (143,739)
Exchange of LGHL ordinary shares as part of Reverse Recapitalization | Ordinary shares
Share capital
Increase (decrease) in number of shares outstanding		(105,000)